Pension and Post-Retirement and Post-Employment Benefits - Components of Regulatory Assets That Have Not Been Recognized as Components of Net Periodic Benefit Costs (Detail) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss	$ 981	$ 900
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss	$ 36	$ 243